1


Supplement dated February 10, 2000 to the Prospectus dated September 13, 1999 for the Guardian Investor Retirement Asset Manager.

      The following information should be read in conjunction with the Prospectus dated September 13, 1999 for the Individual Flexible Premium Deferred Variable Annuity Contracts issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E and marketed under the name "The Guardian Investor Retirement Asset Manager." This Supplement should be retained with the Prospectus for future reference.

The following replaces the information entitled "Annual Expenses of the Funds on page 4 and 5 of the Prospectus"

ANNUAL EXPENSES OF THE FUNDS(3)
(as a percentage of average net assets after expense reimbursements)


                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
The Guardian Cash Fund                           .50%        .03%        .53%
--------------------------------------------------------------------------------
The Guardian Bond Fund                           .50%        .05%        .55%
--------------------------------------------------------------------------------
The Guardian Stock Fund                          .50%        .02%        .52%
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                .75%        .14%        .89%
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(4)                .25%        .07%        .32%
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(4)         .50%        .20%        .70%
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund(4)          .60%        .40%       1.00%
--------------------------------------------------------------------------------
Baillie Gifford International Fund               .80%        .18%        .98%
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund           1.00%        .49%       1.49%
--------------------------------------------------------------------------------
Value Line Centurion Fund                        .50%        .09%        .59%
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust      .50%        .08%        .58%
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      1.00%        .12%       1.12%
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               .62%        .05%        .67%
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   .65%        .46%       1.11%
--------------------------------------------------------------------------------
AIM V.I. Value Fund                              .61%        .05%        .66%
--------------------------------------------------------------------------------
Davis Financial Portfolio(4)                     .75%        .30%       1.05%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio(4)                   .75%        .30%       1.05%
--------------------------------------------------------------------------------
Davis Value Portfolio(4)                         .75%        .30%       1.05%
================================================================================

(1) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in such contract year. For contracts issued in
      Section 1035 exchanges, trustee-to-trustee transfers, in certain IRA transfers or rollovers, or to Charitable Remainder Trusts, this privilege may also be exercised in the first contract year.

(2)   Where required by state law, this fee may be lower.

(3) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1998 except for new Funds, whose expenses are estimated for the year ending December 31, 1999. The percentages for Value Line Centurion Fund and Value Line Strategic Asset Management Trust include (as part of "Other Expenses" and "Total Fund Operating Expenses") amounts paid to GIAC pursuant to arrangements under which these Funds reimburse GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf.

(4) Because this is the first year of operations for The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, Davis Financial Portfolio, Davis Real Estate Portfolio and Davis Value Portfolio, the amounts shown under "Other expenses" and "Total fund operating expenses" in the table reflect estimated annualized expenses for these Funds' first year of operations.

                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
Fidelity VIP II Contrafund Portfolio(5)          .59%        .16%        .75%
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(5)          .49%        .18%        .67%
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
  Portfolio(5)                                   .59%        .20%        .79%
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio(5)            .59%        .51%       1.10%
--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                .65%        .03%        .75%
--------------------------------------------------------------------------------
Janus Capital Appreciation Portfolio(6)          .70%        .22%        .92%
--------------------------------------------------------------------------------
Janus Growth Portfolio(6)                        .65%        .03%        .68%
--------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio(6)              .65%        .07%        .72%
--------------------------------------------------------------------------------
MFS Emerging Growth Series                       .75%        .10%        .85%
--------------------------------------------------------------------------------
MFS Growth With Income Series(7)                 .75%        .20%        .95%
--------------------------------------------------------------------------------
MFS New Discovery Series(8)                      .90%        .25%       1.17%
--------------------------------------------------------------------------------
MFS Research Series                              .75%        .11%        .86%
--------------------------------------------------------------------------------
MFS Total Return Series                          .75%        .16%        .91%
================================================================================

(5) The expenses shown for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio reflect varying arrangements between these Funds and third parties who have either paid or reduced a portion of the Funds' expenses. The management fees for each of the Funds consist of a group fee rate and an individual fee rate. The fee shown in the table adds these components and multiplies the result by each Fund's average net assets. Please see the Fidelity prospectuses for a complete explanation of the Fund's fees and expenses.

(6) The "Total fund operating expenses" shown for Janus Capital Appreciation Portfolio, Janus Growth Portfolio and Janus Worldwide Growth Portfolio reflect contractual waivers and fee reductions by the Funds' adviser. Fee reductions by the adviser reduce the management fees to the level of the corresponding Janus retail fund. The other waivers are applied first against the management fee and then against "Other expenses". Without these waivers and fee reductions, total expenses for Janus Capital Appreciation Portfolio, Janus Growth Portfolio and Janus Worldwide Growth Portfolio would have been 0.97%, 0.75% and 0.74%, respectively. Janus has agreed to continue these waivers and fee reductions until at least the next annual renewal of the Funds' advisory agreement.

(7) Prior to October 2, 1998, the Adviser of MFS Growth With Income Series agreed to bear expenses for the Series such that the Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. The Adviser agreed to this arrangement on the condition that it would be reimbursed over time for the expenses advanced. Since the Series' expenses for 1998 were less than the maximum of 0.25% under the agreement, the Series reimbursed the Adviser for expenses it had advanced in previous years. This resulted in higher expenses for the Series in 1998 then it would have incurred absent the agreement with the Adviser. Absent the agreement, "Other Expenses" and "Total Operating Expenses" would have been .13% and .88%, respectively.

(8) The expenses shown for MFS New Discovery Series reflect an agreement by the Fund's adviser to bear expenses, subject to reimbursement by the Fund, such that the Fund's "Other expenses" will not exceed 0.25% of the Fund's average daily net assets during 1999. The Fund has an expense offset arrangement which reduces the custodian fee based upon the amount of cash maintained by the Fund with its custodian. The "Total fund operating expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Reimbursement by the Fund will be accomplished by the payment of an expense reimbursement fee by the Fund to the adviser, subject to the maximum of 0.25% described above. The adviser's obligation to bear part of the Fund's expenses under this arrangement terminates on the earlier of the date the Fund has reimbursed all expenses borne by the adviser, or May 1, 2001. Please see the Fund's prospectus for a complete explanation of the Fund's fees and expenses.

      The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus and pages 2 and 3 of the Supplement dated December 20, 1999:

BC  = Basic Contract
CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
CAEDB plus LB = Contract Anniversary Enhanced Death Benefit plus Living Benefit

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      90     92      95     110    118     126     134    147     160     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      90     92      95     111    119     127     135    148     162     227    254     280
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     89     92      95     110    118     126     133    147     160     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           93     96      99     122    130     138     153    166     179     263    290     315
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              87     90      93     104    112     120     123    136     149     201    229     256
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       91     94      97     116    124     132     143    156     169     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        94     97     100     125    133     141     159    172     185     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          94     97     100     125    133     140     158    171     184     273    299     324
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund      100    102     105     141    149     156     184    197     210     325    350     374
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   90     93      95     112    120     128     137    150     164     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     90     93      95     112    120     128     137    150     163     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  96     98     101     129    137     145     165    178     191     288    313     338
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              96     98     101     129    137     144     165    178     191     287    312     337
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         91     94      96     115    123     130     141    154     167     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       95     98     100     127    135     143     162    175     187     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        92     94      97     117    125     133     146    159     172     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 92     95      98     119    127     134     148    161     174     253    279     305
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          96     98     101     129    136     144     164    177     190     285    311     336
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aggressive Growth Portfolio           92     94      97     117    125     133     146    159     172     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Capital Appreciation Portfolio        94     96      99     123    131     139     155    168     181     267    293     318
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Growth Portfolio                      91     94      96     115    123     131     142    155     168     241    268     294
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Worldwide Growth Portfolio            92     94      97     117    124     132     144    157     170     245    272     298
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  93     96      98     121    129     136     151    164     177     259    285     311
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               94     97      99     124    132     139     156    169     182     270    296     321
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    96     99     102     131    139     146     168    181     194     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         93     96      98     121    129     137     152    165     178     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     94     96      99     123    130     138     154    167     180     266    292     317
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      20     22      25      60     68      76     104    117     130     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      20     22      25      61     69      77     105    118     132     227    254     280
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     19     22      25      60     68      76     103    117     130     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           23     26      29      72     80      88     123    136     149     263    290     315
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              17     20      23      54     62      70      93    106     119     201    229     256
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       21     24      27      66     74      82     113    126     139     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        24     27      30      75     83      91     129    142     155     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          24     27      30      75     83      90     128    141     154     273    299     324
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund       30     32      35      91     99     106     154    167     180     325    350     374
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   20     23      25      62     70      78     107    120     134     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     20     23      25      62     70      78     107    120     133     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  26     28      31      79     87      95     135    148     161     288    313     338
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              26     28      31      79     87      94     135    148     161     287    312     337
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         21     24      26      65     73      80     111    124     137     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       25     28      30      77     85      93     132    145     157     280    306     331
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        22     24      27      67     75      83     116    129     142     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 22     25      28      69     77      84     118    131     144     253    279     305
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          26     28      31      79     86      94     134    147     160     285    311     336
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aggressive Growth Portfolio           22     24      27      67     75      83     116    129     142     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Capital Appreciation Portfolio        24     26      29      73     81      89     125    138     151     267    293     318
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Growth Portfolio                      21     24      26      65     73      81     112    125     138     241    268     294
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Worldwide Growth Portfolio            22     24      27      67     74      82     114    127     140     245    272     298
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  23     26      28      71     79      86     121    134     147     259    285     311
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               24     27      29      74     82      89     126    139     152     270    296     321
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    26     29      32      81     89      96     138    151     164     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         23     26      28      71     79      87     122    135     148     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     24     26      29      73     80      88     124    137     150     266    292     317
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------